FINANCIAL INSTRUMENTS - Sensitivity analysis (Details) - Foreign exchange risk Rp in Billions	Dec. 31, 2020 IDR (Rp)
USD
FINANCIAL RISK MANAGEMENT
Increase in percent (as a percent)	1.00%
Equity change	Rp 33
Japanese yen
FINANCIAL RISK MANAGEMENT
Increase in percent (as a percent)	5.00%
Equity change	Rp (21)